Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 13, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1) (a)	Summary Compensation Table for PEO 1(2) (b)	Summary Compensation Table for PEO 2(2) (b)	Compensation Actually Paid to PEO 1(3) (c)	Compensation Actually Paid to PEO 2(3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(4) (d)	Average Compensation Actually Paid to Non-PEO NEOs(5) (e)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(6) (f)	Net Loss(7) (g)
2024	$575,809	$—	$580,886	$—	$364,178	$366,296	$20.69	$(6,184,000)
2023	343,044	—	157,524	—	222,732	175,644	3.16	(7,710,000)
2022	239,291	647,039	264,060	426,618	340,931	308,739	15.00	(9,695,000)

Named Executive Officers, Footnote			The dollar amounts reported in columns (b) are the amounts of total compensation reported for Mr. Fruendt (our current President and Chief Executive Officer since November 14, 2022) (“PEO 1”) and Mr. Siegel (our former Chief Executive Officer who retired from that position in November 2022) (“PEO 2,” together with PEO-1, “PEO”), respectively, for each corresponding year in the “Total” column of the 2024 Summary Compensation Table. Refer to the “2024 Summary Compensation Table.”
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in columns (c) represent the amount of “compensation actually paid” to Messrs. Fruendt and Siegel as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Fruendt and Siegel during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to Messrs. Fruendt’s and Siegel’s total compensation for each year to determine the compensation actually paid are shown in the “Adjustments to Compensation Actually Paid” table below.

	FY2024		FY2023		FY2022
	PEO 1	Non-PEO NEOs Average(1)	PEO 1	Non-PEO NEOs Average(1)	PEO 1	PEO 2	Non-PEO NEOs Average (1)
Total from Summary Compensation Table	$575,809	$364,178	$343,044	$222,732	$239,291	$647,039	$340,931
Adjustments for stock and option awards:
Deduct: Summary Compensation Table amounts (2)	(152,890)	(65,525)	—	—	(175,483)	(66,660)	(80,007)
Add: Fair value of equity granted during fiscal year, outstanding and unvested as of end of fiscal year (3)	158,910	68,105	—	—	200,252	—	62,699
Add (deduct): Change in fair value of equity granted in prior year that is outstanding at beginning and end of fiscal year (3)	—	—	(139,140)	(35,336)	—	(101,523)	(11,621)
Add (deduct): Change in fair value for awards granted in prior fiscal years that vested in fiscal year (3)	(943)	(462)	(46,380)	(11,752)	—	(52,238)	(3,264)
Total adjustments for stock and option awards	5,077	2,118	(185,520)	(47,088)	24,769	(220,421)	(32,193)
Compensation actually paid (as calculated)	$580,886	$366,296	$157,524	$175,644	$264,060	$426,618	$308,739
____________
(1)For the Non-PEO NEOs as a group in each applicable year, amounts presented represent averages.
(2)The grant date fair value of equity awards represents the sum of the totals of the amounts reported in the “Stock Awards” and/or “Option Awards” columns, as applicable, in the 2024 Summary Compensation Table for the applicable year.
(3)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Non-PEO NEO Average Total Compensation Amount			$ 364,178	$ 222,732	$ 340,931
Non-PEO NEO Average Compensation Actually Paid Amount			$ 366,296	175,644	308,739
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for our named executive officers as a group (excluding, in the case of 2024 and 2023, Mr. Fruendt, and in the case of 2022, Messrs. Fruendt and Siegel) (“Non-PEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are Thomas C. Chesterman for fiscal 2024 and 2023, and Thomas C. Chesterman and Nicole C. Williams for fiscal 2022.The dollar amounts reported in column (e) represent the average “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to the average total compensation for the Non-PEO NEOs for each year to determine the average compensation actually paid are shown in the “Adjustments to Compensation Actually Paid” table below.

	FY2024		FY2023		FY2022
	PEO 1	Non-PEO NEOs Average(1)	PEO 1	Non-PEO NEOs Average(1)	PEO 1	PEO 2	Non-PEO NEOs Average (1)
Total from Summary Compensation Table	$575,809	$364,178	$343,044	$222,732	$239,291	$647,039	$340,931
Adjustments for stock and option awards:
Deduct: Summary Compensation Table amounts (2)	(152,890)	(65,525)	—	—	(175,483)	(66,660)	(80,007)
Add: Fair value of equity granted during fiscal year, outstanding and unvested as of end of fiscal year (3)	158,910	68,105	—	—	200,252	—	62,699
Add (deduct): Change in fair value of equity granted in prior year that is outstanding at beginning and end of fiscal year (3)	—	—	(139,140)	(35,336)	—	(101,523)	(11,621)
Add (deduct): Change in fair value for awards granted in prior fiscal years that vested in fiscal year (3)	(943)	(462)	(46,380)	(11,752)	—	(52,238)	(3,264)
Total adjustments for stock and option awards	5,077	2,118	(185,520)	(47,088)	24,769	(220,421)	(32,193)
Compensation actually paid (as calculated)	$580,886	$366,296	$157,524	$175,644	$264,060	$426,618	$308,739
____________
(1)For the Non-PEO NEOs as a group in each applicable year, amounts presented represent averages.
(2)The grant date fair value of equity awards represents the sum of the totals of the amounts reported in the “Stock Awards” and/or “Option Awards” columns, as applicable, in the 2024 Summary Compensation Table for the applicable year.
(3)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following, to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Total Shareholder Return Amount			$ 20.69	3.16	15.00
Net Income (Loss)			$ (6,184,000)	$ (7,710,000)	(9,695,000)
PEO Name	Mr. Fruendt	Mr. Siegel	Mr. Fruendt	Mr. Fruendt		Mr. Siegel
Additional 402(v) Disclosure			We are a smaller reporting company pursuant to Rule 405 of the Securities Act of 1933, as mended (the “Securities Act”), and as such, we are only required to include information for the past three fiscal years in this table for this proxy statement.Cumulative total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2022, 2023 or 2024.The dollar amounts reported represent the amount of net loss reflected in our audited financial statements for the applicable year.
Mr Fruendt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 575,809	$ 343,044	239,291
PEO Actually Paid Compensation Amount			580,886	157,524	264,060
Mr Siegel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	647,039
PEO Actually Paid Compensation Amount			0	0	426,618
PEO | Mr Fruendt [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,077	(185,520)	24,769
PEO | Mr Fruendt [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(152,890)	0	(175,483)
PEO | Mr Fruendt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			158,910	0	200,252
PEO | Mr Fruendt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(139,140)	0
PEO | Mr Fruendt [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(943)	(46,380)	0
PEO | Mr Siegel [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(220,421)
PEO | Mr Siegel [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(66,660)
PEO | Mr Siegel [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr Siegel [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(101,523)
PEO | Mr Siegel [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(52,238)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,118	(47,088)	(32,193)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(65,525)	0	(80,007)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			68,105	0	62,699
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(35,336)	(11,621)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (462)	$ (11,752)	$ (3,264)